CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Jun. 30, 2011	Jun. 30, 2010
ASSETS
Cash and due from financial institutions	$ 1,265	$ 1,002	$ 1,118
Interest-bearing demand deposits	2,893	4,047	7,244
Cash and cash equivalents	4,158	5,049	8,362
Interest-bearing deposits in other financial institutions	100	100	100
Securities available for sale	12,694	203	246
Investment securities held to maturity, at amortized cost-approximate fair value of $6,173, $7,257 and $10,026 at December 31, 2011, June 30, 2011 and 2010, respectively	5,760	6,810	9,435
Loans available for sale	0	0	370
Loans, net of allowance of $842, $764, and $1,535 at December 31, 2011, June 30, 2011, and June 30, 2010, respectively	184,045	182,796	190,618
Real estate owned - net	2,630	4,304	748
Premises and equipment, net	2,696	2,667	2,731
Federal Home Loan Bank stock, at cost	5,641	5,641	5,641
Accrued interest receivable	504	538	518
Bank-owned life insurance	2,651	2,607	2,518
Goodwill	14,507	14,507	14,507
Other intangible assets	22	87	218
Prepaid FDIC assessments	306	361	542
Prepaid federal income taxes	0	22	0
Prepaid expenses and other assets	724	443	385
Total assets	236,438	226,135	236,939
LIABILITIES AND SHAREHOLDERS' EQUITY
Deposits	136,595	139,940	144,969
Federal Home Loan Bank advances	38,715	25,261	32,009
Advances by borrowers for taxes and insurance	141	471	335
Accrued interest payable	82	91	145
Accrued federal income taxes	94	0	166
Deferred federal income taxes	566	1,021	831
Deferred revenue	665	0	0
Other liabilities	599	654	676
Total liabilities	177,457	167,438	179,131
Commitments and contingencies	0	0	0
Shareholders' equity
Preferred stock, 500,000 shares authorized, $.01 par value; no shares issued and outstanding	0	0	0
Common stock, 20,000,000 shares authorized, $.01 par value; 8,596,064 shares issued	86	86	86
Additional paid-in capital	36,882	36,907	36,623
Retained earnings	32,102	31,860	31,216
Unearned employee stock ownership plan (ESOP)	(1,877)	(1,989)	(2,169)
Treasury shares at cost, 816,375, 811,375, 745,530 shares at December 31, 2011, June 30, 2011 and 2010, respectively	(8,215)	(8,170)	(7,952)
Accumulated other comprehensive income	3	3	4
Total shareholders' equity	58,981	58,697	57,808
Total liabilities and shareholders' equity	$ 236,438	$ 226,135	$ 236,939